SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Cash equivalents			$ 0	$ 0
Dilutive shares were excluded from diluted loss per common share	54,664,518	126,628,519	124,888,519	53,280,406